ALLOWANCE FOR CREDIT LOSSES - Allowance for Loan Losses Roll Forward (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for credit losses
Allowance for loan losses at beginning of period	$ 19,648	$ 25,455	$ 30,115
Gross credit losses	(11,108)	(12,769)	(17,005)
Gross recoveries	2,135	2,306	2,774
NCLs	8,973	10,463	14,231
Net reserve build (releases)	(1,879)	(1,961)	(1,908)
Net specific reserve builds (releases)	(266)	(898)	(1,865)
Total provision for credit losses	6,828	7,604	10,458
Other, net	(1,509)	(2,948)	(887)
Allowance for loan losses at the end of year	15,994	19,648	25,455
Allowance for credit losses on unfunded lending commitments
Allowance for credit losses on unfunded lending commitments at beginning of year	1,229	1,119	1,136
Provision (release) for unfunded lending commitments	(162)	80	(16)
Other, net	(4)	30	(1)
Allowance for credit losses on unfunded lending commitments at end of year	1,063	1,229	1,119
Total allowance for loans, leases, and unfunded lending commitments at end of period	$ 17,057	$ 20,877	$ 26,574